Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments
4.	Investments
The following tables summarize investments accounted for as available-for-sale securities (in thousands):

	As of June 30, 2026
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$16,304	$—	$—	$16,304
U.S. government obligations	52,445	—	(32)	52,413

Total cash equivalents and investments	$68,749	$—	$(32)	$68,717

Classified as:
Cash equivalents				$16,304
Short-term investments				52,413

Total cash equivalents and investments				$68,717

	As of December 31, 2025
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$16,100	$—	$—	$16,100
U.S. government obligations	89,649	64	—	89,713

Total cash equivalents and investments	$105,749	$64	$—	$105,813

Classified as:
Cash equivalents				$16,100
Short-term investments				89,713

Total cash equivalents and investments				$105,813

On June 30, 2026 and December 31, 2025, the remaining contractual maturities of all the Company’s available-for-sale
investments were less than 12 months. As of June 30, 2026 and December 31, 2025, the Company has not established an allowance for credit losses for any of its available-for-sale
securities.
As of June 30, 2026, there were
eighteen available-for-sale
securities with an estimated fair value of $49.4 million in gross unrealized loss positions. As of December 31, 2025, there were no available-for-sale
securities in a gross unrealized loss position. Based on its review of these investments, the Company believes that the unrealized losses are attributable to changes in market interest rates and not to credit-related factors and therefore were not other-than-temporary in nature.

4.	Investments
The following tables summarize investments accounted for as available-for-sale securities (in thousands):

	As of December 31, 2025
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$16,100	$—	$—	$16,100
U.S. government obligations	89,649	64	—	89,713

Total cash equivalents and investments	$105,749	$64	$—	$105,813

Classified as:
Cash equivalents				$16,100
Short-term investments				89,713

Total cash equivalents and investments				$105,813

	As of December 31, 2024
	Acquisition Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$24,889	$—	$—	$24,889
U.S. government obligations	118,170	121	(2)	118,289
Corporate debt securities	7,236	2	—	7,238

Total cash equivalents and investments	$150,295	$123	$(2)	$150,416

Classified as:
Cash equivalents				$24,889
Short-term investments				125,527

Total cash equivalents and investments				$150,416

On December 31, 2025 and 2024, the remaining contractual maturities of all the Company’s available-for-sale investments were less than twelve months. As of December 31, 2025 and 2024, the Company has not established an allowance for credit losses for any of its available-for-sale securities.
As of December 31, 2025, there were no available-for-sale securities in a gross unrealized loss position. As of December 31, 2024, there was one available-for-sale security, with an estimated fair value of $8.0 million, in a gross unrealized loss position. Based on its review of these investments as of December 31, 2025 and 2024, the Company believed that the unrealized loss as of December 31, 2024 was not other-than-temporary in nature.